EVENTS AFTER THE REPORTING PERIOD (Details) - $ / shares			3 Months Ended
	Aug. 01, 2019	Mar. 20, 2019	Jun. 30, 2018
Disclosure of non-adjusting events after reporting period
Proposed dividend (per share)			$ 0.12
Tax withholdings percentage		15.00%
Interim dividend approved by Supervisory Board
Disclosure of non-adjusting events after reporting period
Proposed dividend (per share)	$ 0.13
Tax withholdings percentage	15.00%